Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
Permanent items	9.20%	0.80%
True-up prior-year net operating loss deferred tax asset		(6.10%)
Non-deductible stock compensation	1.60%	0.00%
Other changes		1.90%
Change in valuation allowance	10.20%	24.40%
Total	0.00%	0.00%